CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (9,348)	$ (8,659)	$ (10,415)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	4,312	4,359	3,834
Stock-based compensation	5,198	3,420	2,862
Capital loss	18		39
Increase (decrease) in accrued severance pay, net	128	(54)	16
Decrease (increase) in other assets	(2,048)	(326)	535
Decrease in accrued interest and amortization of premium on available-for sale marketable securities	357	343	804
Decrease (increase) in operating lease right-of-use asset	1,910	(6,368)
Increase (decrease) in operating leases liability	(2,323)	6,971
Decrease (increase) in trade receivables	8,323	(2,915)	(3,356)
Increase in other receivables and prepaid expenses	(7,272)	(3,168)	(1,101)
Increase in inventories	(1,918)	(253)	(3,448)
Decrease (increase) in long-term deferred taxes, net	96	(236)	20
Increase (decrease) in trade payables	(9,584)	3,863	1,945
Increase (decrease) in employees and payroll accruals	2,047	4,635	(1,178)
Increase (decrease) in deferred revenues	(5,182)	23,520	3,566
Increase (decrease) in other payables and accrued expenses	3,061	(9,040)	6,906
Net cash provided by (used in) operating activities	(12,225)	16,092	1,029
Cash flows from investing activities:
Decrease (increase) in restricted deposits	32,896	(33,374)	(294)
Redemption of (Investment in) short-term deposits	(41,883)	16,986	8,500
Purchase of property and equipment	(7,582)	(3,708)	(3,485)
Investment in available-for sale marketable securities	(1,219)	(39,950)	(34,777)
Proceeds from sales and maturity of available-for sale marketable securities	34,847	43,555	32,651
Acquisition of Netonomy, net of cash			(3,048)
Net cash provided by (used in) investing activities	17,059	(16,491)	(453)
Cash flows from financing activities:
Proceeds from exercise of stock options	1,835	993	418
Net cash provided by financing activities	1,835	993	418
Increase in cash and cash equivalents	6,669	594	994
Cash and cash equivalents at the beginning of the year	16,930	16,336	15,342
Cash and cash equivalents at the end of the year	23,599	16,930	16,336
Cash paid during the year for:
Taxes	410	473	$ 347
Non-cash activity:
Right-of-use assets obtained in the exchange for operating lease liabilities	$ 1,080	$ 1,208